Capital Stock	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Capital [Abstract]
Capital Stock
11.	Capital Stock

The Company’s authorized share capital comprises 900,000,000 Common Shares, with a $0.0001 par value per share.

On 2 November 2018, the Company closed a non-brokered private placement of 16,000,000 units at a price of $0.30 (CAD$0.40) per unit for aggregate gross proceeds of $4,883,840 (CAD$6,400,000) (Note 10, 15 and 16). Each unit consists of one common share and one share purchase warrant. Each warrant entitles the holder to purchase one additional common share of the Company at a price of CAD$0.50 per warrant for a period of two years. The Company paid cash of $152,720 and issued 322,581 common shares valued at $221,691 as finders’ fees in relation to this private placement.

On 29 November 2018, the Company issued 1,105,083 common shares as a finance fee to Australis valued at $822,494 (Note 9).

On 30 November 2018, the Company issued 3,206,160 common shares upon exercise of 3,206,160 warrants by Australis at a price of CAD$0.50 per common share for aggregate proceeds of $1,205,196 (CAD$1,603,080).

On 31 January 2019, the Company issued 1,768,545 common shares to Australis for proceeds of $787,123 pursuant to the Investment Agreement (Note 16).

On 31 January 2019, the Company issued 2,380,398 common shares valued at $1,448,805 in relation to acquiring the remaining 70% of NMG Ohio LLC (Note 17).

On 14 May 2019, the Company issued 70,500 previously escrowed shares with a fair value of $22,689 to Toro Pacific Management Inc. in connection with the acquisition of NMG (Note 14).

On 17 May 2019, the Company closed a private placement of 11,780,904 units at a price of $0.93 (CAD$1.25) per unit for aggregate gross proceeds of $10,956,241 (CAD$14,726,130). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$1.50 for a period of 48 months following the closing date, subject to adjustment in certain events. The agents received a cash commission of $589,499 (CAD$793,938). The agents also received as additional consideration 635,150 non-transferable broker warrants. Each broker warrant entitles the holder to acquire one unit at an exercise price of CAD$1.25 per unit for a period of 48 months following the closing date. A corporate finance fee of $63,774 (CAD $84,750) was also paid.

On 28 May 2019, the Company issued 12,793,840 common shares upon exercise of 12,793,840 warrants by Australis at a price of CAD$0.50 per common share for aggregate proceeds of $4,746,515 (CAD$6,396,920). The proceeds were used, in part, to fully repay the outstanding senior secured note in the amount of $4,495,890 owing to Australis by the Company (Note 9).

On 16 July 2019, the Company issued 7,333 common shares upon exercise of 7,333 warrants at a price of CAD$0.90 per common share for aggregate proceeds of $5,057 (CAD$6,600).

On 12 August 2019, the Company issued a total of 4,337,111 common shares of the Company in connection with the Purchase Agreement, NMG SD Settlement Agreement and the Lease Assignment Agreement (Note 18).

On 12 August 2019, the Company issued 81,591 common shares upon exercise of 81,591 warrants at a price of CAD$0.66 per common share for aggregate proceeds of $40,765 (CAD$53,850).

On 12 September 2019, the Company issued 38,912 common shares upon exercise of 38,912 warrants at a price of CAD$0.66 per common share for aggregate proceeds of $19,450 (CAD$25,682).

On 4 October 2019, the Company issued 22,727 common shares upon exercise of 22,727 warrants at a price of CAD$0.90 per common share for aggregate proceeds of $15,360 (CAD$20,454).

Stock options

The Company previously approved an incentive stock option plan, pursuant to which the Company may grant stock options up to an aggregate of 10% of the issued and outstanding common shares in the capital of the Company from time to time.

On 11 December 2018, the Company issued 2,050,000 stock options in accordance with the Company’s stock option plan at an exercise price of CAD$0.57 per share for a five year term expiring 10 December 2023. The options were granted to current directors, officers, employees and consultants of the Company.

The fair value of the stock options was calculated to be $880,595 (CAD$1,165,117) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	265%
Expected dividend yield	0%
Risk-free interest rate	2.03%

On 21 August 2019, the Company issued 2,850,000 stock options with an exercise price of CAD$0.88 per share for a term of five years expiring on 21 August 2024. The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest twelve months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant. On 16 October 2019, the Company cancelled 400,000 stock options previously granted to a director due to forfeiture, which had not vested.

The total fair value of the stock options granted was calculated to be $1,373,856 (CAD$1,818,232) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	140%
Expected dividend yield	0%
Risk-free interest rate	1.28%

During the three months ended 31 October 2019, the Company recorded a stock-based compensation of $276,987 (CAD$366,779) related to these options.

On 1 October 2019, the Company issued 250,000 stock options with an exercise price of CAD$0.93 per share for a term of five years expiring on 1 October 2024. The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest twelve months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.

The total fair value of the stock options granted was calculated to be $145,045 (CAD$191,960) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	140%
Expected dividend yield	0%
Risk-free interest rate	1.37%

During the three months ended 31 October 2019, the Company recorded a stock-based compensation of $12,591 (CAD$16,663) related to these options.

	31 October 2019		31 July 2019
	Number of options	Exercise Price	Number of options	Exercise Price
Opening balance	6,075,000	CAD$0.62	4,025,000	CAD$0.65
Granted	3,100,000	CAD$0.88	2,050,000	CAD$0.57
Forfeited	(400,000)	CAD$0.88	-	-

Closing balance	8,775,000	CAD$0.70	6,075,000	CAD$0.62

Share purchase warrants and brokers’ warrants
	31 October 2019		31 July 2019
	Number of warrants	Exercise Price	Number of warrants	Exercise Price
Opening balance	22,514,771	CAD$1.22	10,106,820	CAD$0.89
Issued	-	-	28,415,284	CAD$0.93
Exercised	(143,230)	CAD$0.70	(16,007,333)	CAD$0.50
Expired	(225,083)	CAD$0.66	-	-

Closing balance	22,146,458	CAD$1.23	22,514,771	CAD$1.22

As at 31 October 2019, the following warrants are outstanding:

Number of warrants outstanding and exercisable	Exercise price	Expiry dates
21,700	CAD$0.66	3 November 2019
9,072,081	CAD$0.90	14 November 2019
637,393	CAD$0.90	1 December 2019
11,780,134	CAD$1.50	17 May 2023
635,150	CAD$1.25	16 May 2023
22,146,458

11.	Capital Stock

The Company’s authorized share capital comprises 900,000,000 Common Shares, with a $0.0001 par value per share.

On 15 August 2017 and 16 August 2017, the Company closed the first two of four tranches of a non-brokered private placement and issued 8,276,294 Subscription Receipts (defined below) at a price of $0.52 (CAD$0.66) per Subscription Receipt for aggregate gross proceeds of $4,270,017 (CAD$5,462,354).

On 31 October 2017, the Company closed a third tranche of a non-brokered private placement and issued 757,666 Subscription Receipts at a price of $0.52 (CAD$0.66) per Subscription Receipt for aggregate gross proceeds of $390,822 (CAD$500,060) (Note 14).

On 1 November 2017, the Company closed a fourth and final tranche of a non-brokered private placement and issued 68,181 Subscription Receipts at a price of $0.52 (CAD$0.66) per Subscription Receipt for aggregate gross proceeds of $35,169 (CAD$45,000) (Note 14).

On 14 November 2017, the Company issued a total of 18,827,000 common shares valued at $6,337,365 in connection with the Acquisition of NMG (Note 14). The Company is obligated to issue 423,000 common shares, which have a fair value of $135,202 (Note 14). On 14 November 2017, a total of 9,102,141 Subscription Receipts converted to 9,102,141 common shares and 9,102,141 share purchase warrants exercisable at CAD $0.66 or CAD$0.90 for a period of 24 months pursuant to the closing of the Acquisition of NMG (Note 14). The Company issued a total of 367,286 brokers’ warrants with a fair value of $62,357 (CAD$78,122) in connection with these financings. The brokers’ warrants are exercisable at CAD$0.90 for a period of 24 months. The Company incurred other share issuance costs of $219,459 (CAD$279,352) in relation to this private placement.

On 1 December 2017, the Company closed a non-brokered private placement of 637,393 units at a price of $0.52 (CAD$0.66) per unit for aggregate gross proceeds of $330,486 (CAD$420,680). Each unit consists of one common share and one share purchase warrant. Each warrant entitles the holder to purchase one additional common share of the Company at a price of CAD$0.90 per warrant for a period of 24 months from the closing.

On 16 May 2018, the Company issued 70,500 previously escrowed shares with a fair value of $27,328 to Toro Pacific Management Inc. in connection with the acquisition of NMG (Note 14).

On 2 November 2018, the Company closed a non-brokered private placement of 16,000,000 units at a price of $0.30 (CAD$0.40) per unit for aggregate gross proceeds of $4,883,840 (CAD$6,400,000) (Note 10, 15 and 16). Each unit consists of one common share and one share purchase warrant. Each warrant entitles the holder to purchase one additional common share of the Company at a price of CAD$0.50 per warrant for a period of two years. The Company paid cash of $152,720 and issued 322,581 common shares valued at $221,691 as finders’ fees in relation to this private placement.

On 29 November 2018, the Company issued 1,105,083 common shares as a finance fee to Australis valued at $822,494 (Note 9).

On 30 November 2018, the Company issued 3,206,160 common shares upon exercise of 3,206,160 warrants by Australis at a price of CAD$0.50 per common share for aggregate proceeds of $1,205,196 (CAD$1,603,080).

On 31 January 2019, the Company issued 1,768,545 common shares to Australis for proceeds of $787,123 pursuant to the Investment Agreement (Note 16).

On 31 January 2019, the Company issued 2,380,398 common shares valued at $1,448,805 in relation to acquiring the remaining 70% of NMG Ohio LLC (Note 17).

On 14 May 2019, the Company issued 70,500 previously escrowed shares with a fair value of $22,689 to Toro Pacific Management Inc. in connection with the acquisition of NMG (Note 14).

On 17 May 2019, the Company closed a private placement of 11,780,134 units at a price of $0.93 (CAD$1.25) per unit for aggregate gross proceeds of $10,204,574 (CAD$14,726,130). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$1.50 for a period of 48 months following the closing date, subject to adjustment in certain events. The agents received a cash commission of $589,499 (CAD$793,938). The agents also received as additional consideration 635,150 non-transferable broker warrants. Each broker warrant entitles the holder to acquire one unit at an exercise price of CAD$1.25 per unit for a period of 48 months following the closing date. A corporate finance fee of $63,774 (CAD $84,750) was also paid.

On 28 May 2019, the Company issued 12,793,840 common shares upon exercise of 12,793,840 warrants by Australis at a price of CAD$0.50 per common share for aggregate proceeds of $4,746,515 (CAD$6,396,920). The proceeds were used, in part, to fully repay the outstanding senior secured note in the amount of $4,495,890 owing to Australis by the Company (Note 9).

On 16 July 2019, the Company issued 7,333 common shares upon exercise of 7,333 warrants at a price of CAD$0.90 per common share for aggregate proceeds of $5,057 (CAD$6,600).

Stock options

The Company previously approved an incentive stock option plan, pursuant to which the Company may grant stock options up to an aggregate of 10% of the issued and outstanding common shares in the capital of the Company from time to time.

On 24 November 2017, the Company issued an aggregate of 3,850,000 stock options in accordance with the Company’s stock option plan at an exercise price of CAD$0.66 per share for a five year term expiring 24 November 2022. The options were granted to officers, directors and consultants of the Company.

The fair value of the stock options was calculated to be $726,578 (CAD$922,403) using the Black-Scholes Option Pricing Model with the following assumptions:
Expected life of the options	5 years
Expected volatility	198%
Expected dividend yield	0%
Risk-free interest rate	1.63%

On 6 June 2018, the Company issued 175,000 stock options in accordance with the Company’s stock option plan at an exercise price of CAD$0.47 per share for a five year term expiring 6 June 2023. The options were granted to a consultant of the Company.

The fair value of the stock options was calculated to be $63,101 (CAD$81,129) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	262%
Expected dividend yield	0%
Risk-free interest rate	2.16%

On 11 December 2018, the Company issued 2,050,000 stock options in accordance with the Company’s stock option plan at an exercise price of CAD$0.57 per share for a five year term expiring 10 December 2023. The options were granted to current directors, officers, employees and consultants of the Company.

The fair value of the stock options was calculated to be $880,595 (CAD$1,165,117) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	265%
Expected dividend yield	0%
Risk-free interest rate	2.03%

	31 July 2019		31 July 2018
	Number of options	Exercise Price	Number of options	Exercise Price
Opening balance	4,025,000	CAD$0.65	-	-
Options granted	2,050,000	CAD$0.57	4,025,000	CAD$0.65

Closing balance	6,075,000	CAD$0.62	4,025,000	CAD$0.65

Share purchase warrants and brokers’ warrants
	31 July 2019		31 July 2018
	Number of warrants	Exercise Price	Number of warrants	Exercise Price
Opening balance	10,106,820	CAD$0.89	-	-
Warrants issued	28,415,284	CAD$0.93	10,106,820	CAD$0.89
Warrants exercised	(16,007,333)	CAD$0.50	-	-

Closing balance	22,514,771	CAD$1.22	10,106,820	CAD$0.89

As at 31 July 2019, the following warrants are outstanding:

Number of warrants outstanding and exercisable	Exercise price	Expiry dates
248,350	CAD$0.66	15 August 2019
58,324	CAD$0.66	16 August 2019
60,612	CAD$0.66	3 November 2019
9,094,808	CAD$0.90	14 November 2019
637,393	CAD$0.90	1 December 2019
11,780,134	CAD$1.50	17 May 2023
635,150	CAD$1.25	17 May 2023
22,514,771